Earnings per share (“EPS”)	6 Months Ended
Jun. 30, 2019
Earnings per share (“EPS”)
Earnings per share (“EPS”)

Note 16 – Earnings per share (“EPS”)

For the three months ended June 30, 2019
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$64.0	187.2	$0.34
Effect of dilutive securities	—	0.3	—
Diluted EPS	$64.0	187.5	$0.34

For the three months ended June 30, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$53.6	186.0	$0.29
Effect of dilutive securities	—	0.3	—
Diluted EPS	$53.6	186.3	$0.29

For the six months ended June 30, 2019
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$129.2	187.1	$0.69
Effect of dilutive securities	—	0.3	—
Diluted EPS	$129.2	187.4	$0.69

For the six months ended June 30, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$118.2	186.0	$0.64
Effect of dilutive securities	—	0.3	(0.01)
Diluted EPS	$118.2	186.3	$0.63

For the three and six months ended June 30, 2019,  251,613 stock options  (2018 – 97,789) were excluded due to being anti-dilutive. RSUs totaling 69,442 (2018 - 73,762) were excluded from the computation of diluted EPS due to the performance criteria for the vesting of the RSUs not being measurable as at June 30, 2019.